Equity (Details Narrative) - CAD ($) $ / shares in Units, shares in Millions		12 Months Ended
	Nov. 29, 2023	Oct. 31, 2023	Oct. 31, 2022	Aug. 28, 2023	Jun. 21, 2023
Disclosure of classes of share capital [line items]
Limited recourse capital notes interest rate description		In the event of (i) non-payment of interest following any interest payment date, (ii) non-payment of the redemption price in case of a redemption of the LRCNs, (iii) non-payment of principal plus accrued and unpaid interest at the maturity of the LRCNs, (iv) an event of default on the LRCNs, or (v) a Trigger Event, the recourse of each LRCN holder will be limited to that holder’s pro rata share of the Limited Recourse Trust’s assets.
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		52.0
Number of shares repurchased price per share		$ 82.356
Common stock shares authorized to be repurchased				30.0	30.0
Dividends common stock	$ 1.02
Excluding Non Viability Contingent Capital Series Twenty Six [Member]
Disclosure of classes of share capital [line items]
Shares For Issue Under NVCC Provisions		1,000.0
Non Viability Contingent Capital [Member] | Subordinated Notes And Debentures [Member]
Disclosure of classes of share capital [line items]
Shares For Issue Under NVCC Provisions		2,700.0
Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Purchase of treasury shares at 2% discount		16.8	14.5
Purchase of treasury shares at no discount		3.7	2.5
0% Percentage of discount on shares one		0.00%	0.00%
2% Percentage of discount on shares two		2.00%	2.00%
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		5.00%
Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Stock Repurchase Program, Authorized Amount		$ 4,300,000,000
Normal Course Issuer Bid [Member] | Toronto Stock Exchanges [Member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased				90.0
Limited Recourse Capital Notes [Member] | Non-Cumulative 5-Year Fixed Rate Reset Preferred Shares NVCC, Series 26 [member]
Disclosure of classes of share capital [line items]
Shares For Issue Under NVCC Provisions		1,100.0